Trade receivables (Tables)	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Schedule of trade receivables
	2024	2023
	USD	USD

Trade receivables	2,309,538	1,811,626